Summary of Significant Accounting Policies - Additional Information (Detail) - shares	4 Months Ended
	Sep. 30, 2020	Jun. 30, 2020
Accounting Policies [Line Items]
Shares subject to forfeiture	750,000	750,000
Class A Ordinary Shares [Member]
Accounting Policies [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	16,000,000